Details of Significant Accounts - Schedule of Losses Per Share (Details) - TWD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Basic/Diluted losses per share
Amount after tax, Loss attributable to ordinary shareholders of the parent	$ (54,253)	$ (35,711)
Weighted average number of ordinary shares outstanding, Loss attributable to ordinary shareholders of the parent	28,151,000	28,151,000
Losses per share, Loss attributable to ordinary shareholders of the parent	$ (1.93)	$ (1.27)